Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
The following is a summary of our deferred tax assets and liabilities as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Deferred tax assets:
Accrued compensation	$3,250	$3,912
Accrued expenses and reserves	89	70
Net operating loss (“NOL”) carryforward	2,787	2,885
Other	306	362
Gross deferred tax assets	6,432	7,229
Less: valuation allowance	(3,183)	(3,661)
Total deferred tax asset	3,249	3,568
Deferred tax liabilities:
Real estate assets and other capitalized assets	(3,236)	(3,546)
Other	(13)	(22)
Total deferred tax liabilities	(3,249)	(3,568)
Net deferred tax asset	$—	$—

Summary of REIT Taxable Income Subject to Dividend Distribution	The following table reconciles Net Income (Loss) Attributable to Stockholders to REIT taxable income before the dividends paid deduction for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	2020	2019	2018
Net income (loss) attributable to stockholders	$4,772	$(63,532)	$39,138
Net (income) loss from TRS	(702)	5,346	(1,171)
Net income (loss) attributable to REIT operations	4,070	(58,186)	37,967
Book/tax differences	63,846	153,047	33,858
REIT taxable income subject to 90% dividend requirement	$67,916	$94,861	$71,825

Schedule of Effective Income Tax Rate Reconciliation
The tax characterization of our distributions declared for the years ended December 31, 2020 and 2019 was as follows:

	2020	2019
Common stock:
Ordinary dividends	100.0%	38.0%
Non-dividend distributions	—%	53.4%
Capital gain distributions	—%	8.6%
Total distributions per share	100.0%	100.0%